Royalty stream and other interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 37,443,198	$ 32,860,568
Royalty, stream and other interests cost Opening	35,695,412	18,616,515
Additions	8,251,770	17,078,897
Disposal	(1,337,206)	0
Royalty, stream and other interests cost Ending	42,609,976	35,695,412
Royalty, stream and other interests Accumulated Depletion Open	(2,834,844)	(990,826)
Depletion	(2,331,934)	(1,844,018)
Depletion	2,331,934	1,844,018
Royalty, stream and other interests Accumulated Depletion Ending	(5,166,778)	(2,834,844)
Royalty One [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	12,539,089	13,697,291
Royalty, stream and other interests cost Opening	14,527,467	0
Additions	149,159	14,527,467
Disposal	0	0
Royalty, stream and other interests cost Ending	14,676,626	14,527,467
Royalty, stream and other interests Accumulated Depletion Open	(830,176)	0
Depletion	(1,307,361)	(830,176)
Depletion	1,307,361	830,176
Royalty, stream and other interests Accumulated Depletion Ending	(2,137,537)	(830,176)
Royalty Two [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	5,205,731	2,464,652
Royalty, stream and other interests cost Opening	0	2,494,285
Additions	5,205,731	0
Disposal	0	0
Royalty, stream and other interests cost Ending	5,205,731	2,494,285
Royalty, stream and other interests Accumulated Depletion Open	0	(29,633)
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	(29,633)
Royalty Three [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	4,212,783	1,451,495
Royalty, stream and other interests cost Opening	2,494,285	2,487,741
Additions	1,963,315	161,997
Disposal	0	0
Royalty, stream and other interests cost Ending	4,457,600	2,649,738
Royalty, stream and other interests Accumulated Depletion Open	(29,633)	(797,157)
Depletion	(215,184)	(401,086)
Depletion	215,184	401,086
Royalty, stream and other interests Accumulated Depletion Ending	(244,817)	(1,198,243)
Royalty Four [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	937,212	2,236,943
Royalty, stream and other interests cost Opening	2,649,738	2,316,757
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	2,649,738	2,316,757
Royalty, stream and other interests Accumulated Depletion Open	(1,198,243)	(37,581)
Depletion	(514,283)	(42,233)
Depletion	514,283	42,233
Royalty, stream and other interests Accumulated Depletion Ending	(1,712,526)	(79,814)
Royalty Five [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	2,192,850	1,150,828
Royalty, stream and other interests cost Opening	2,316,757	0
Additions	0	1,150,828
Disposal	0	0
Royalty, stream and other interests cost Ending	2,316,757	1,150,828
Royalty, stream and other interests Accumulated Depletion Open	(79,814)	0
Depletion	(44,093)	0
Depletion	44,093	0
Royalty, stream and other interests Accumulated Depletion Ending	(123,907)	0
Royalty Six [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,150,828	1,130,068
Royalty, stream and other interests cost Opening	1,150,828	1,130,068
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	1,150,828	1,130,068
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Seven [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,130,068	953,349
Royalty, stream and other interests cost Opening	1,130,068	953,349
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	1,130,068	953,349
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Eight [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	953,349	764,016
Royalty, stream and other interests cost Opening	953,349	764,016
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	953,349	764,016
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Nine [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,258,810	583,612
Royalty, stream and other interests cost Opening	400,671	583,612
Additions	858,139	0
Disposal	0	0
Royalty, stream and other interests cost Ending	1,258,810	583,612
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Ten [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	764,016	178,205
Royalty, stream and other interests cost Opening	764,016	706,425
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	764,016	706,425
Royalty, stream and other interests Accumulated Depletion Open	0	(18,587)
Depletion	0	(509,633)
Depletion	0	509,633
Royalty, stream and other interests Accumulated Depletion Ending	0	(528,220)
Royalty Eleven [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	583,612	873,088
Royalty, stream and other interests cost Opening	583,612	873,088
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	583,612	873,088
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Twelve [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	0	544,957
Royalty, stream and other interests cost Opening	706,425	544,957
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	706,425	544,957
Royalty, stream and other interests Accumulated Depletion Open	(528,220)	0
Depletion	(178,205)	0
Depletion	178,205	0
Royalty, stream and other interests Accumulated Depletion Ending	(706,425)	0
Royalty Thirteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	873,088	382,086
Royalty, stream and other interests cost Opening	873,088	475,723
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	873,088	475,723
Royalty, stream and other interests Accumulated Depletion Open	0	(70,767)
Depletion	0	(22,870)
Depletion	0	22,870
Royalty, stream and other interests Accumulated Depletion Ending	0	(93,637)
Royalty Fourteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	544,957	467,983
Royalty, stream and other interests cost Opening	544,957	467,983
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	544,957	467,983
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Fifteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	364,422	450,131
Royalty, stream and other interests cost Opening	475,723	450,131
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	475,723	450,131
Royalty, stream and other interests Accumulated Depletion Open	(93,637)	0
Depletion	(17,664)	0
Depletion	17,664	0
Royalty, stream and other interests Accumulated Depletion Ending	(111,301)	0
Royalty Sixteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	467,983	355,940
Royalty, stream and other interests cost Opening	467,983	355,940
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	467,983	355,940
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Seventeen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	450,131	311,742
Royalty, stream and other interests cost Opening	450,131	311,742
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	450,131	311,742
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Eighteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	355,940	302,850
Royalty, stream and other interests cost Opening	355,940	0
Additions	0	302,850
Disposal	0	0
Royalty, stream and other interests cost Ending	355,940	302,850
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Nineteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	311,742	187,207
Royalty, stream and other interests cost Opening	311,742	262,328
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	311,742	262,328
Royalty, stream and other interests Accumulated Depletion Open	0	(37,101)
Depletion	0	(38,020)
Depletion	0	38,020
Royalty, stream and other interests Accumulated Depletion Ending	0	(75,121)
Royalty Twenty [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	302,850	61,572
Royalty, stream and other interests cost Opening	302,850	61,572
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	302,850	61,572
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Twenty One [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	161,905	210,701
Royalty, stream and other interests cost Opening	262,328	210,701
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	262,328	210,701
Royalty, stream and other interests Accumulated Depletion Open	(75,121)	0
Depletion	(25,302)	0
Depletion	25,302	0
Royalty, stream and other interests Accumulated Depletion Ending	(100,423)	0
Royalty Twenty Two [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	61,572	1,606,079
Royalty, stream and other interests cost Opening	61,572	1,606,079
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	61,572	1,606,079
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Twenty Third [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	210,701	1,545,609
Royalty, stream and other interests cost Opening	210,701	1,500,000
Additions	0	45,609
Disposal	0	0
Royalty, stream and other interests cost Ending	210,701	1,545,609
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Depletion	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Royalty Twenty Fourth [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,739,031	950,164
Royalty, stream and other interests cost Opening	1,606,079	60,018
Additions	0	890,146
Disposal	162,794	0
Royalty, stream and other interests cost Ending	1,768,873	950,164
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	(29,842)	0
Depletion	29,842	0
Royalty, stream and other interests Accumulated Depletion Ending	(29,842)	$ 0
Royalty Twenty Five [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	624,919
Royalty, stream and other interests cost Opening	549,493
Additions	75,426
Disposal	0
Royalty, stream and other interests cost Ending	624,919
Royalty, stream and other interests Accumulated Depletion Open	0
Depletion	0
Depletion	0
Royalty, stream and other interests Accumulated Depletion Ending	0
Royalty Twenty Six [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	45,609
Royalty, stream and other interests cost Opening	1,545,609
Additions	0
Disposal	(1,500,000)
Royalty, stream and other interests cost Ending	45,609
Royalty, stream and other interests Accumulated Depletion Open	0
Depletion	0
Depletion	0
Royalty, stream and other interests Accumulated Depletion Ending	$ 0